UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—107.8%
New York—83.4%
$605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%		07/01/2021	$605,036
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,640,275
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,406,353
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	8,725,691
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2027	352,608
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2028	465,724
550,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2029	636,262
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2030	404,187
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2031	402,286
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2032	228,346
500,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	500,840
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,866,094
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,168,303
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	746,586
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,603,659
305,000	Albany, NY Parking Authority	1.232	[2]	11/01/2017	302,072
4,180,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	4,127,499
150,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	150,367
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		11/01/2033	2,617,039
1,235,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250		11/01/2036	1,342,494
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.000		07/15/2026	1,740,765
2,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2028	2,570,377
7,500,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2030	8,448,000
11,605,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2042	12,629,954
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	1,963,107
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	1,000,169
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)[1]	5.250		07/01/2035	547,195
300,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000		07/01/2029	344,379
150,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000		07/01/2030	171,069
210,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000		07/01/2031	238,022
245,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000		07/01/2032	275,985
2,100,000	Build NYC Resource Corp. (Chapin School)[1]	5.000		11/01/2026	2,587,809

1 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,100,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000%	07/01/2026	$1,262,426
500,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000	07/01/2030	558,660
1,500,000	Build NYC Resource Corp. (Pratt Paper)[1]	4.500	01/01/2025	1,575,285
3,250,000	Build NYC Resource Corp. (Pratt Paper)[1]	5.000	01/01/2035	3,433,690
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	939,722
2,870,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750	11/01/2030	2,901,771
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000	05/01/2040	1,112,970
510,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2030	561,153
540,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2031	591,106
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2034	213,368
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2039	264,805
525,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450	09/15/2019	525,619
95,000	Chautauqua, NY Utility District[1]	5.000	06/01/2023	95,178
105,000	Chautauqua, NY Utility District[1]	5.000	06/01/2025	105,172
595,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850	07/01/2023	596,791
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000	07/01/2033	1,517,318
845,000	Clifton Springs, NY Hospital & Clinic[1]	8.000	01/01/2020	829,579
2,335,000	Dutchess County, NY IDA (Marist College)[1]	5.000	07/01/2036	2,589,281
3,680,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/ NDH/VBHosp Obligated Group)[1]	5.000	07/01/2027	4,320,909
1,255,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/ NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	1,437,289
1,195,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/ NDH/VBHosp Obligated Group)[1]	5.000	07/01/2044	1,275,698
11,575,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/ NDH/VBHosp Obligated Group)[1]	5.000	07/01/2046	12,668,027
2,715,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[1]	5.000	07/01/2035	3,007,134
650,000	Dutchess County, NY Local Devel. Corp. (HQS/VBHosp/ NDH/PHCtr Obligated Group)[1]	5.750	07/01/2040	710,625
840,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1,3]	5.000	07/01/2034	977,626
840,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1,3]	5.000	07/01/2036	971,275
1,205,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1,3]	5.000	07/01/2037	1,391,052
2,535,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1,3]	5.000	07/01/2042	2,909,774

2 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,000,000	Dutchess County, NY Water & Wastewater Authority	5.392%[2]		06/01/2027	$765,060
1,780,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	1,782,029
2,560,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	2,561,408
2,380,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,414,796
10,000,000	Erie County, NY IDA (Buffalo City School District)[1]	5.000		05/01/2030	11,822,400
7,050,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	7,065,016
2,730,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	2,810,016
715,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	716,065
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.190	[2]	06/01/2055	10,806,966
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.645	[2]	06/01/2060	24,340,480
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,410,606
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,575,465
300,000	Franklin County, NY Solid Waste Management Authority[1]	5.000		06/01/2025	324,678
55,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000		12/01/2032	55,027
100,000	Glens Falls, NY GO1	6.000		02/01/2040	104,289
1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2029	1,866,532
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2034	1,606,170
1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2039	1,328,725
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2044	1,060,400
10,370,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	10,453,375
14,290,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	14,394,174
34,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750		02/15/2047	39,141,745
3,400,000	L.I., NY Power Authority, Series A1	5.000		05/01/2036	3,748,840
29,735,000	L.I., NY Power Authority, Series A1	5.000		09/01/2037	32,330,568
12,315,000	L.I., NY Power Authority, Series A1	5.000		09/01/2039	13,639,355
20,000,000	L.I., NY Power Authority, Series A1	5.000		09/01/2042	21,601,200
14,530,000	L.I., NY Power Authority, Series A1	5.000		09/01/2044	16,002,325
10,475,000	L.I., NY Power Authority, Series A1	5.750		04/01/2039	11,262,825
5,000,000	L.I., NY Power Authority, Series B1	5.000		09/01/2030	5,764,700
6,280,000	L.I., NY Power Authority, Series B1	5.000		09/01/2035	7,072,913
3,750,000	L.I., NY Power Authority, Series B1	5.000		09/01/2036	4,217,062
8,050,000	L.I., NY Power Authority, Series B1	5.000		09/01/2041	9,004,488
1,900,000	L.I., NY Power Authority, Series B1	5.750		04/01/2033	2,075,294
435,000	Lockport City, NY GO1	5.000		10/15/2020	470,718
455,000	Lockport City, NY GO1	5.000		10/15/2021	499,258
480,000	Lockport City, NY GO1	5.000		10/15/2022	529,872
505,000	Lockport City, NY GO1	5.000		10/15/2023	559,489
530,000	Lockport City, NY GO1	5.000		10/15/2024	584,685
100,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2033	104,738
2,315,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500		12/01/2042	2,327,594
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000		05/01/2030	1,159,190
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000		05/01/2031	1,725,495
2,515,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375		07/01/2032	2,514,849
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	3,660,146

3 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$180,000	Monroe County, NY IDA (University of Rochester)[1]	5.000%		07/01/2028	$214,983
195,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	194,440
2,785,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,694,766
375,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000		07/01/2034	416,404
890,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000		01/15/2038	983,014
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	931,566
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	547,250
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	2,003,190
50,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000		12/01/2037	54,009
2,010,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000		12/01/2042	2,155,122
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000		06/01/2029	556,905
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000		06/01/2044	1,631,988
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.500		06/01/2034	1,080,077
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	948,064
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,665,639
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	17,375,268
1,500,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000		07/01/2032	1,742,730
1,000,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000		07/01/2033	1,157,030
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.699	[2]	06/01/2061	18,447,000
802,824	Municipal Assistance Corp. for Troy, NY	5.732	[2]	07/15/2021	738,654
1,218,573	Municipal Assistance Corp. for Troy, NY	5.740	[2]	01/15/2022	1,109,316
4,025,000	Nassau County, NY GO1	5.000		04/01/2030	4,555,656
6,475,000	Nassau County, NY GO1	5.000		04/01/2031	7,287,159
7,045,000	Nassau County, NY GO1	5.000		04/01/2032	7,881,523
1,000,000	Nassau County, NY GO1	5.000		01/01/2038	1,112,160
285,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	282,783
110,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	110,101
85,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	85,078
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[4]	2.000		01/01/2049	351,188
5,823,750	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2049	5,815,306
2,710,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	2,688,916
300,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	297,666
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,664,167

4 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$295,000	Nassau County, NY IDA (Life’s WORCA)[1,3]	5.950%		11/01/2022	$292,705
455,000	Nassau County, NY IDA (PLUS Group Home)[1,3]	6.150		11/01/2022	455,441
285,000	Nassau County, NY IDA, Series A-A1	6.000		06/01/2021	285,046
350,000	Nassau County, NY IDA, Series A-C1	6.000		06/01/2021	350,056
385,000	Nassau County, NY IDA, Series A-D1	6.000		06/01/2021	385,062
300,000	Nassau County, NY Local Economic Assistance Corp. (CHSLI / SCOSMC / CHS / SANC / SAR / SJRNC / SJR / VMNRC / CHFTEH / VMHCS / CHHSB Obligated Group)[1]	5.000		07/01/2033	324,189
1,055,215,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.644	[2]	06/01/2060	16,102,581
20,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.818	[2]	06/01/2046	3,031,000
105,975,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.219	[2]	06/01/2046	3,371,065
40,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.349	[2]	06/01/2060	128,800
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,681,047
900,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	901,575
500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2035	540,440
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2042	915,858
280,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2021	312,883
1,570,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	1,793,756
5,290,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	5,291,270
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	19,235,000
3,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	3,931,515
9,025,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	9,048,916
25,000	NY Counties Tobacco Trust III (TASC)[1]	6.000		06/01/2043	25,007
66,335,000	NY Counties Tobacco Trust IV	4.900	[2]	06/01/2050	6,102,157
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	6,825,490
154,690,000	NY Counties Tobacco Trust IV	5.391	[2]	06/01/2055	8,821,971
608,700,000	NY Counties Tobacco Trust IV	5.822	[2]	06/01/2060	20,555,799
253,390,000	NY Counties Tobacco Trust V	5.343	[2]	06/01/2050	21,971,447
1,790,900,000	NY Counties Tobacco Trust V	6.732	[2]	06/01/2060	5,999,515
643,195,000	NY Counties Tobacco Trust V	6.845	[2]	06/01/2055	6,805,003
25,250,000	NY Counties Tobacco Trust VI1	5.625		06/01/2035	28,018,410
47,920,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	53,392,943
3,315,000	NY Counties Tobacco Trust VI1	6.000		06/01/2043	3,654,158
1,195,000	NY Counties Tobacco Trust VI1	6.250		06/01/2025	1,305,776
3,005,000	NY Counties Tobacco Trust VI1	6.450		06/01/2040	3,488,384
1,000,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2036	1,075,260
870,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2041	934,928
3,400,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2045	3,633,274
6,375,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2051	6,551,077
10,000,000	NY MTA[1]	5.000		11/15/2029	11,953,700
26,480,000	NY MTA[1]	5.000		11/15/2036	30,470,801
5,500,000	NY MTA[1]	5.250		11/15/2029	6,534,440
29,865,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2046	31,826,235
28,500,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2051	30,673,695
72,190,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2056	77,780,394

5 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$795,000	NY MTA, Series A1	5.000%	11/15/2025	$909,758
500,000	NY MTA, Series A1	5.000	11/15/2026	574,470
500,000	NY MTA, Series A1	5.000	11/15/2027	572,015
6,800,000	NY MTA, Series A1	5.250	11/15/2038	7,723,100
5,000,000	NY MTA, Series B1	5.000	11/15/2037	5,673,650
5,135,000	NY MTA, Series B1	5.250	11/15/2039	5,867,251
9,000,000	NY MTA, Series B1	5.250	11/15/2055	10,077,030
4,000,000	NY MTA, Series C1	5.000	11/15/2038	4,423,040
8,385,000	NY MTA, Series D1	5.000	11/15/2023	8,595,380
2,525,000	NY MTA, Series D1	5.000	11/15/2024	2,588,352
3,390,000	NY MTA, Series D1	5.000	11/15/2026	3,921,891
27,675,000	NY MTA, Series D1	5.000	11/15/2030	31,779,202
2,150,000	NY MTA, Series D1	5.000	11/15/2032	2,433,864
1,375,000	NY MTA, Series D1	5.250	11/15/2026	1,610,606
585,000	NY MTA, Series D1	5.250	11/15/2027	682,128
690,000	NY MTA, Series D1	5.250	11/15/2028	802,277
1,100,000	NY MTA, Series D1	5.250	11/15/2029	1,275,362
1,100,000	NY MTA, Series D1	5.250	11/15/2030	1,279,344
1,100,000	NY MTA, Series D1	5.250	11/15/2031	1,274,801
1,100,000	NY MTA, Series D1	5.250	11/15/2032	1,268,300
1,100,000	NY MTA, Series D1	5.250	11/15/2033	1,263,262
1,225,000	NY MTA, Series D1	5.250	11/15/2034	1,376,324
8,000,000	NY MTA, Series D-1[1]	5.000	11/01/2027	9,231,200
3,500,000	NY MTA, Series D-1[1]	5.000	11/01/2028	4,026,680
10,000,000	NY MTA, Series D-1[1]	5.000	11/15/2033	11,460,100
4,580,000	NY MTA, Series F1	5.000	11/15/2025	5,314,449
6,845,000	NY MTA, Series F1	5.000	11/15/2027	7,903,237
36,670,000	NY MTA, Series F1	5.000	11/15/2030	42,108,161
3,000,000	NY MTA, Series H1	5.000	11/15/2025	3,481,080
5,000,000	NY MTA, Series H1	5.000	11/15/2030	5,741,500
2,100,000	NY MTA, Series H1	5.000	11/15/2033	2,366,679
2,955,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	2,975,094
400,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	463,448
3,200,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	3,659,040
2,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	2,424,660
4,180,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	4,937,040
4,350,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	5,112,816
2,790,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2034	3,263,296
9,740,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2035	11,336,970
12,450,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2036	14,444,241
12,260,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	14,200,758
4,455,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	5,160,227
1,515,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	1,753,416
9,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	10,532,067
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2041	11,448,000
2,275,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2042	2,624,486
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2046	4,569,000
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2047	5,740,150

6 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,000,000	NY TSASC, Inc. (TFABs)[1]	5.000%		06/01/2041	$4,375,680
154,040,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2045	159,394,430
85,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2048	86,719,550
8,000,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2034	9,469,120
1,750,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2035	2,041,900
5,000,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2035	5,900,350
5,000,000	NYC GO1	5.000		08/01/2029	5,677,300
3,000,000	NYC GO1	5.000		08/01/2029	3,434,820
2,500,000	NYC GO1	5.000		10/01/2029	2,869,825
4,000,000	NYC GO1	5.000		08/01/2030	4,706,840
350,000	NYC GO1	5.000		10/01/2030	400,995
5,135,000	NYC GO1	5.000		10/01/2032	5,861,705
8,750,000	NYC GO1	5.000		03/01/2033	9,792,737
3,300,000	NYC GO1	5.000		10/01/2033	3,767,016
10,495,000	NYC GO1	5.000		06/01/2034	11,939,742
10,000,000	NYC GO5	5.000		10/01/2034	11,249,300
1,915,000	NYC GO1	5.000		10/01/2034	2,170,116
10,000,000	NYC GO1	5.000		06/01/2035	11,330,300
3,800,000	NYC GO1	5.000		08/01/2035	4,251,972
1,340,000	NYC GO1	5.000		05/15/2036	1,443,167
1,300,000	NYC GO1	5.000		08/01/2037	1,485,211
4,000,000	NYC GO1	5.000		08/01/2038	4,566,400
5,200,000	NYC GO1	5.000		12/01/2038	5,958,784
18,815,000	NYC GO1	5.000		12/01/2041	21,476,570
17,135,000	NYC GO5	5.250		03/01/2021	18,532,445
2,865,000	NYC GO5	5.250		03/01/2021	3,098,655
250,000	NYC GO1	5.250		09/01/2025	264,990
230,000	NYC GO1	5.250		06/01/2027	230,828
5,000	NYC GO1	5.320	[6]	01/15/2028	5,018
380,000	NYC GO1	5.375		06/01/2032	381,376
2,955,000	NYC GO1	5.500		04/01/2022	3,220,123
10,000	NYC GO1	5.500		11/15/2037	10,037
45,000	NYC GO1	6.250		12/15/2031	49,052
5,000	NYC GO1	7.750		08/15/2028	5,126
1,475,000	NYC GO Tender Option Bond Series 2015-XF2142 Trust[7]	15.278	[8]	5/15/2031	1,937,221
875,000	NYC GO Tender Option Bond Series 2015-XF2142-2 Trust[7]	16.097	[8]	5/15/2033	1,144,465
5,395,000	NYC GO Tender Option Bond Series 2015-XF2142-3 Trust[7]	16.093	[8]	5/15/2036	7,056,013
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	912,980
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	789,399
2,435,000	NYC HDC (Multifamily Hsg.)[5]	5.100		11/01/2027	2,439,128
3,000,000	NYC HDC (Multifamily Hsg.)[5]	5.125		11/01/2032	3,009,870
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	5,104,029
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,690,812
8,035,000	NYC HDC (Multifamily Hsg.)[5]	5.200		11/01/2040	8,041,344
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,211,052

7 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350%	11/01/2037	$5,175,877
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350	05/01/2041	1,238,194
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2040	3,762,714
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2046	2,728,339
3,090,000	NYC HDC (Multifamily Hsg.)[5]	5.500	11/01/2034	3,260,841
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	25,987
2,840,000	NYC HDC (Multifamily Hsg.)[5]	5.550	11/01/2039	2,952,180
10,910,000	NYC HDC (Multifamily Hsg.)[5]	5.700	11/01/2046	11,443,933
27,680,000	NYC HDC (Multifamily Hsg.), Series B5	5.350	05/01/2049	27,704,288
840,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	815,531
1,650,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	1,624,260
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	80,609,158
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	123,631,840
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	21,157,383
12,165,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	11,253,355
3,200,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,960,192
280,000	NYC IDA (Community Resource Center for the Developmentally Disabled)[1]	5.250	07/01/2022	267,579
1,370,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,412,785
3,100,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	3,103,007
1,160,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,161,694
2,935,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	2,939,461
195,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	194,501
220,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	219,437
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	5,366,071
240,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)[1]	4.750	07/01/2020	234,557
1,770,000	NYC IDA (Gourmet Boutique)[1,3]	10.000	05/01/2021	1,410,637
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	7,268,057
500,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	500,415
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	9,516,035
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,965,437
11,780,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	11,730,406
1,515,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	1,515,182
395,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	395,059
8,500,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	8,511,220
3,265,000	NYC IDA (Therapy & Learning Center)[1]	8.250	09/01/2031	3,265,490
5,000,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[1]	5.000	07/01/2034	5,483,500
545,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	538,863
6,800,000	NYC IDA (Yankee Stadium)[1,9]	3.340	03/01/2022	6,695,348
170,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	170,398
220,000	NYC IDA (Yankee Stadium)	5.000	03/01/2036	223,210
18,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	18,219,565
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	18,262,530
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	24,239,420
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	9,973,701

8 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,000,000	NYC Municipal Water Finance Authority[1]	5.000%		06/15/2036	$5,664,250
9,655,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2036	10,937,667
4,000,000	NYC Municipal Water Finance Authority[1,3]	5.000		06/15/2036	4,685,240
5,515,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	6,383,668
50,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	52,462
285,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	298,304
15,440,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	17,881,836
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2039	11,351,300
6,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2047	6,824,880
665,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2030	697,445
7,525,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2040	8,175,461
7,405,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2044	8,368,020
5,485,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2047	6,411,526
21,570,000	NYC Municipal Water Finance Authority[5]	5.375		06/15/2043	24,344,756
31,750,000	NYC Municipal Water Finance Authority[5]	5.500		06/15/2043	36,037,201
900,000	NYC Municipal Water Finance Authority[1]	5.625		06/15/2027	953,514
4,825,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	5,103,017
20,405,000	NYC Municipal Water Finance Authority Floaters Series 2015-XF1011 Trust[1]	1.010	[10]	06/15/2046	20,405,000
700,000	NYC Transitional Finance Authority[1]	5.125		01/15/2034	746,585
650,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2029	766,389
3,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2030	3,460,980
6,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2034	7,372,560
8,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2034	9,134,640
5,405,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2035	6,154,565
5,065,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2035	5,729,933
6,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2036	6,822,720
2,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2036	2,508,125
25,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.000		07/15/2037	28,249,500
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2040	11,239,100
5,410,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2040	6,015,271
10,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2043	11,770,290
4,165,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2043	4,707,949
15,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.250		07/15/2037	16,876,500
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500		01/15/2039	1,829,710
10,875,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		11/01/2028	13,198,117
13,105,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		11/01/2029	15,738,974
20,335,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000		02/01/2030	23,230,094
15,210,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		11/01/2030	18,136,404
12,975,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		11/01/2031	15,342,159
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		05/01/2032	5,802,750
9,020,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		11/01/2032	10,596,606
5,180,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		11/01/2033	6,055,886
15,000,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000		05/01/2034	16,962,900
8,190,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		02/01/2035	9,199,827
9,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2036	11,313,217
3,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2038	3,437,820
2,388,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		02/01/2040	2,712,434

9 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$34,035,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	05/01/2040	$38,772,332
15,245,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2040	17,416,955
5,695,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2041	6,421,112
2,105,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	2,390,206
295,000	NYC Transitional Finance Authority (Future Tax)	5.250	02/01/2030	337,474
4,275,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2035	4,861,273
3,300,000	NYC Transitional Finance Authority (Future Tax)	5.500	11/01/2035	3,782,790
2,115,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2030	2,335,658
2,500,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2031	2,739,975
6,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2040	7,857,702
4,220,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2041	4,781,133
4,500,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2045	5,080,635
13,300,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2046	15,010,114
5,100,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	5,051,550
11,920,000	NYS DA (ALIA-PSCH)[1]	5.350	12/01/2035	11,657,283
5,100,000	NYS DA (ALIA-PSCH)[1]	6.175	12/01/2031	5,022,786
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	941,341
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2028	938,715
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	473,559
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	472,566
260,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	278,543
500,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	535,660
25,000	NYS DA (City University)[1]	5.250	07/01/2030	29,782
1,115,000	NYS DA (Columbia University)[1]	5.000	07/01/2038	1,171,475
115,000	NYS DA (Columbia University)[1]	5.000	10/01/2045	150,934
300,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2034	319,173
200,000	NYS DA (Fordham University)[1]	5.000	07/01/2030	226,996
285,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	299,524
7,800,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	8,174,010
1,200,000	NYS DA (Fordham University)[1]	5.000	07/01/2041	1,355,292
150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2034	166,562
2,800,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2040	3,069,136
5,500,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	6,481,640
3,000,000	NYS DA (Iona College)[1]	5.000	07/01/2032	3,178,500
3,490,000	NYS DA (Manhattan College)[1]	5.300	07/01/2037	3,525,598
10,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	10,031
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2029	896,447
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,139,420
2,100,000	NYS DA (New School)[1]	5.000	07/01/2040	2,323,923
1,515,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.000	05/01/2033	1,699,815
11,500,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.250	05/01/2034	12,748,440
2,475,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	2,769,599
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,024,780

10 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$10,000,000	NYS DA (NYU)[1]	5.000%	07/01/2033	$11,500,000
2,500,000	NYS DA (NYU)[1]	5.000	07/01/2035	2,849,125
5,890,000	NYS DA (NYU)[1]	5.000	07/01/2045	6,662,238
3,200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2029	3,539,872
1,900,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2030	2,087,739
1,200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2032	1,303,548
1,700,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2033	1,837,819
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2035	1,395,290
800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2036	856,576
800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2037	855,888
1,000,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2034	1,106,050
500,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2046	558,385
20,735,000	NYS DA (Sales Tax)[1]	5.000	03/15/2032	23,740,538
39,995,000	NYS DA (Sales Tax)[5]	5.000	03/15/2033	46,572,554
39,540,000	NYS DA (Sales Tax)[5]	5.000	03/15/2033	46,042,725
10,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2034	11,635,800
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	1,912,155
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	2,894,979
245,000	NYS DA (Siena College)[1]	5.125	07/01/2039	256,615
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	2,746,476
270,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	306,569
10,750,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	12,188,780
400,000	NYS DA (St. John’s University)[1]	5.000	07/01/2034	447,516
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	3,686,410
43,400,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	46,990,916
855,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2026	888,755
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	11,582,300
23,435,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2033	27,238,735
5,620,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2034	6,326,490
14,230,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2034	16,464,110
15,915,000	NYS DA (State Personal Income Tax Authority)[5]	5.000	03/15/2034	17,781,182
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	5,713,800
9,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2039	10,294,650
27,995,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2040	32,022,081
1,585,000	NYS DA (State University of New York)[1]	5.000	07/01/2035	1,752,328
6,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2038	6,287,700
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2040	3,298,680
4,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2045	4,502,800
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	5,621,996
5,000,000	NYS DA (The New School)[1]	4.000	07/01/2043	5,040,000
1,545,000	NYS DA (The New School)[1]	5.000	07/01/2030	1,780,473
4,395,000	NYS DA (The New School)[1]	5.000	07/01/2031	4,841,840
3,490,000	NYS DA (The New School)[1]	5.000	07/01/2035	3,922,167
2,490,000	NYS DA (The New School)[1]	5.000	07/01/2036	2,791,788
3,735,000	NYS DA (The New School)[1]	5.000	07/01/2037	4,177,859
2,905,000	NYS DA (The New School)[1]	5.000	07/01/2041	3,236,780

11 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$3,300,000	NYS DA (The New School)[1]	5.000%		07/01/2046	$3,662,538
4,375,000	NYS DA (Touro College and University System)[1]	5.500		01/01/2039	4,792,331
20,000	NYS DA (UCPHCAS / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)[1]	5.000		07/01/2034	20,063
1,000,000	NYS DA (University of Rochester)[1]	5.750	[6]	07/01/2039	1,087,620
11,695,000	NYS DA (Vassar College)[5]	5.000		07/01/2046	11,817,885
1,960,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	1,961,509
615,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	671,002
100,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	108,956
2,785,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	2,759,322
5,220,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	5,099,053
1,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2032	1,178,290
1,575,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2035	1,833,552
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2037	1,471,274
8,340,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	8,769,510
20,000,000	NYS HFA (505 West 37th Street)[1]	0.960	[10]	05/01/2042	20,000,000
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,063,860
600,000	NYS HFA (Affordable Hsg.)[1]	5.200		11/01/2030	611,166
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,378,930
10,220,000	NYS HFA (Affordable Hsg.)[5]	5.450		11/01/2045	10,286,836
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450		11/01/2029	1,160,255
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	161,969
230,000	NYS HFA (Children’s Rescue)[1,3]	7.625		05/01/2018	230,016
880,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	880,634
980,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	980,666
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000		02/15/2039	151,163
125,000	NYS HFA (Horizons at Wawayanda)[1]	5.150		11/01/2040	125,824
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,082,038
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,712,155
315,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000		03/15/2021	315,869
310,000	NYS HFA (Tiffany Gardens)[1]	5.125		08/15/2037	312,046
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000		11/15/2031	1,122,400
21,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	23,951,340
3,750,000	NYS Liberty Devel. Corp. (4 World Trade Center) Floaters Series 2015-XF1027 Trust	1.060	[10]	11/15/2044	3,750,000
13,295,000	NYS Liberty Devel. Corp. (7 World Trade Center) Floaters Series 2016-XM0454 Trust[1]	0.990	[10]	09/15/2040	13,295,000
62,345,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[5]	5.625		01/15/2046	68,512,608
15,000,000	NYS Liberty Devel. Corp. (Bank of America Tower)[5]	5.125		01/15/2044	16,260,600
25,280,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	30,457,597
4,680,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.500		10/01/2037	5,828,893
2,199,995	NYS Liberty Devel. Corp. (National Sports Museum)[4]	6.125		02/15/2019	22
16,700,000	NYS Power Authority[1]	5.000		11/15/2047	17,101,134
3,250,000	NYS Thruway Authority[1]	5.000		01/01/2026	3,350,328
25,000,000	NYS Thruway Authority[1]	5.000		01/01/2028	28,236,250
7,650,000	NYS Thruway Authority[1]	5.000		01/01/2032	8,523,018

12 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$37,465,000	NYS Thruway Authority[1]	5.000%		01/01/2046	$41,846,906
3,000,000	NYS Thruway Authority[1]	5.250		01/01/2056	3,409,260
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000		04/01/2029	2,271,660
5,625,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000		07/01/2035	5,652,900
3,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000		07/01/2036	3,510,780
36,250,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000		07/01/2041	38,462,700
20,345,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000		07/01/2046	21,621,038
64,290,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250		01/01/2050	69,158,039
6,165,000	NYS UDC (Service Contract)[1]	5.000		01/01/2023	6,354,389
5,975,000	NYS UDC (Service Contract)[1]	5.000		01/01/2024	6,158,074
20,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2025	24,017,800
20,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2026	24,228,800
2,860,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2027	3,437,091
10,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2035	11,411,600
4,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2035	4,590,280
7,115,000	NYS UDC (State Personal Income Tax Authority) Floaters Series 2015-XF1014 Trust[1]	1.010	[10]	03/15/2043	7,115,000
65,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	4.625		09/15/2030	61,144
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	829,959
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,203,924
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,129,607
1,300,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000		05/01/2033	1,466,790
840,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000		05/01/2034	943,219
1,150,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000		05/01/2037	1,282,009
650,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000		05/01/2040	721,715
1,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000		07/01/2032	1,059,500
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,129,980
3,465,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.250		12/01/2041	3,899,615
1,320,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000		07/01/2037	1,384,416
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000		07/01/2042	1,500,881
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,719,665
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	2,239,626
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	6,351,522

13 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$6,400,000	Oyster Bay, NY GO1	3.500%		06/01/2018	$6,449,088
26,615,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	26,947,688
32,175,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	32,577,188
1,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2036	1,127,960
345,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	350,865
23,000,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	23,402,500
13,005,000	Port Authority NY/NJ, 147th Series[5]	4.750		10/15/2028	13,043,592
17,790,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2027	17,847,418
20,000,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2032	20,049,995
72,000,000	Port Authority NY/NJ, 151st Series[1]	5.750		03/15/2035	74,787,840
10,000,000	Port Authority NY/NJ, 151st Series[5]	5.750		03/15/2035	10,387,194
15,000,000	Port Authority NY/NJ, 151st Series[5]	6.000		09/15/2028	15,714,600
101,940,000	Port Authority NY/NJ, 152nd Series[5]	5.250		11/01/2035	105,930,789
22,500,000	Port Authority NY/NJ, 152nd Series[5]	5.750		11/01/2030	23,624,325
1,200,000	Port Authority NY/NJ, 152nd Series[1]	5.750		11/01/2030	1,259,964
15,300,000	Port Authority NY/NJ, 161st Series[5]	5.000		10/15/2031	16,723,512
20,250,000	Port Authority NY/NJ, 163rd Series[5]	5.000		07/15/2039	22,332,494
21,515,000	Port Authority NY/NJ, 166th Series[5]	5.000		01/15/2041	23,764,086
15,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	16,762,050
2,720,000	Port Authority NY/NJ, 169th Series[1]	5.000		10/15/2036	2,924,082
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000		10/01/2034	436,112
11,000,000	Port Authority NY/NJ, 184th Series[1]	5.000		09/01/2032	12,754,060
8,340,000	Port Authority NY/NJ, 186th Series[1]	5.000		10/15/2033	9,344,303
9,170,000	Port Authority NY/NJ, 186th Series[1]	5.000		10/15/2034	10,235,279
7,000,000	Port Authority NY/NJ, 197th Series[1]	5.000		11/15/2035	7,900,060
5,550,000	Port Authority NY/NJ, 197th Series[1]	5.000		11/15/2036	6,239,421
10,000,000	Port Authority NY/NJ, 197th Series[1]	5.000		11/15/2041	11,172,800
28,000,000	Port Authority NY/NJ, 198th Series[1]	5.250		11/15/2056	32,340,840
13,715,000	Port Authority NY/NJ, Series 2014-XF0001[5]	5.250		05/01/2038	14,251,932
100,000	Poughkeepsie, NY GO1	4.400		06/01/2024	100,187
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000		08/01/2032	2,761,171
2,525,000	Ramapo, NY Local Devel. Corp.[1]	5.000		03/15/2033	2,714,325
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375		12/01/2036	1,502,310
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900		07/01/2021	1,195,000
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	9,227,768
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	13,098,798
300,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.632	[2]	08/15/2060	9,327,000
1,075,000	SONYMA, Series 196[1]	1.250		04/01/2019	1,070,356
1,095,000	SONYMA, Series 196[1]	1.350		10/01/2019	1,088,715
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000		09/01/2041	1,641,295
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375		09/01/2041	5,379,611
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000		09/01/2034	597,048
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250		12/01/2029	3,955,654

14 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000%		07/01/2030	$1,428,544
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2031	1,505,405
540,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2036	608,969
205,000	Suffern, NY GO1	5.000		03/15/2020	220,188
3,670,000	Suffolk County, NY Economic Devel. Corp. (CHSLI / CHFTEH / SANC / SAR / SJRNC / SJR / VMNRC / VMHCS / CHHSB / CHS / SCOSMC Obligated Group)[1]	5.000		07/01/2028	4,205,049
21,405,000	Suffolk County, NY Economic Devel. Corp. (CHSLI / CHFTEH / SANC / SAR / SJRNC / SJR / VMNRC / VMHCS / CHHSB / CHS / SCOSMC Obligated Group)[1]	5.000		07/01/2028	23,055,968
810,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750		06/01/2027	813,548
4,200,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375		12/01/2040	4,327,302
245,000	Suffolk County, NY IDA (ACLD)[1]	6.000		12/01/2019	245,343
980,000	Suffolk County, NY IDA (ALIA-ACLD)[1,3]	5.950		10/01/2021	988,016
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500		11/01/2037	847,476
1,340,000	Suffolk County, NY IDA (ALIA-DDI)[1,3]	5.950		10/01/2021	1,350,961
380,000	Suffolk County, NY IDA (ALIA-FREE)[1,3]	5.950		10/01/2021	383,108
270,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	5.950		10/01/2021	272,209
400,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950		11/01/2022	402,520
305,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	6.000		10/01/2031	307,541
295,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1,3]	5.950		11/01/2022	296,859
915,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1,3]	5.950		10/01/2021	922,485
280,000	Suffolk County, NY IDA (ALIA-WORCA)[1,3]	5.950		11/01/2022	281,764
35,000	Suffolk County, NY IDA (DDI)[1]	6.000		12/01/2019	35,049
80,000	Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	80,540
75,000	Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	75,506
130,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	120,175
80,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		12/01/2019	80,112
350,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		10/01/2020	352,363
18,380,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	18,378,530
115,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	115,776
540,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	540,756
485,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	488,274
9,130,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	9,156,294
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625	[6]	06/01/2044	123,279,453
227,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996	[2]	06/01/2048	17,024,421
5,830,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	5,143,401
5,760,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	5,082,336
40,865,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	36,052,329
3,780,000	Sullivan County, NY Infrastructure (Adelaar)[1,3]	5.350		11/01/2049	3,334,867
13,865,000	Sullivan County, NY Infrastructure (Adelaar)[1,3]	5.350		11/01/2049	12,234,753
5,750,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2033	6,317,640

15 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$8,000,000	Syracuse, NY IDA (Carousel Center)[1]	5.000%		01/01/2035	$8,727,120
1,280,000	Syracuse, NY IDA (James Square)	2.552	[2]	08/01/2025	728,064
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000		07/01/2032	2,461,375
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000		07/01/2038	1,707,225
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	24,742,052
945,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.125		09/01/2040	1,034,492
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	185,588
6,245,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	6,746,786
7,681,344	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2044	8,082,464
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125		11/01/2041	1,820,462
1,065,000	Westchester County, NY IDA (Clearview School)[1]	7.250		01/01/2035	1,066,246
2,165,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000		06/01/2030	2,218,692
2,190,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000		06/01/2031	2,230,340
1,500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[1]	5.000		06/01/2030	1,498,470
12,395,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[1]	5.000		11/01/2046	13,075,609
22,325,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	22,805,657
3,080,000	White Plains, NY City School District[1]	5.000		06/15/2019	3,349,130
1,970,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625		11/01/2019	1,951,699
1,275,000	Yonkers, NY IDA (Philipsburg Hall Associates)[1]	7.500		11/01/2030	1,181,530
295,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	295,319
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,177,299

					4,761,941,903
U.S. Possessions—24.4%
1,830,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2022	2,045,025
3,840,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	4,325,491
3,600,000	Guam Government Business Privilege[1]	5.000		01/01/2031	3,733,596
6,000,000	Guam Government Business Privilege[1]	5.000		01/01/2032	6,204,360
1,735,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250		07/01/2025	2,000,767
345,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	356,668
1,230,000	Guam Power Authority, Series A1	5.000		10/01/2023	1,402,360
1,560,000	Guam Power Authority, Series A1	5.000		10/01/2024	1,771,692
2,790,000	Guam Power Authority, Series A1	5.000		10/01/2030	3,122,010
1,340,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,279,995
27,060,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	22,956,622
6,355,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	5,534,315
12,360,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	11,939,760
1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	1,474,453
49,000,000	Puerto Rico Aqueduct & Sewer Authority[11]	5.125		07/01/2047	49,866,320

16 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250%		07/01/2024	$7,750,500
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,209,743
80,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	62,058,440
52,635,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	40,168,927
15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	11,677,512
55,825,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[6]	07/01/2024	44,963,688
16,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	16,694,510
68,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.664	[2]	05/15/2050	7,104,820
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.622	[2]	05/15/2057	84,160,331
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.372	[2]	05/15/2057	28,199,504
2,000,000	Puerto Rico Commonwealth GO4	5.000		07/01/2033	1,177,500
13,300,000	Puerto Rico Commonwealth GO4	5.125		07/01/2031	7,830,375
3,315,000	Puerto Rico Commonwealth GO12,13	5.125		07/01/2031	2,548,406
2,200,000	Puerto Rico Commonwealth GO4	5.250		07/01/2026	1,296,636
2,920,000	Puerto Rico Commonwealth GO4	5.250		07/01/2030	1,719,150
14,500,000	Puerto Rico Commonwealth GO4	5.250		07/01/2031	8,536,875
2,500,000	Puerto Rico Commonwealth GO4	5.250		07/01/2032	1,471,875
10,230,000	Puerto Rico Commonwealth GO4	5.250		07/01/2034	6,022,912
4,965,000	Puerto Rico Commonwealth GO4	5.250		07/01/2037	2,923,144
5,000,000	Puerto Rico Commonwealth GO4	5.375		07/01/2033	2,950,000
1,000,000	Puerto Rico Commonwealth GO4	5.500		07/01/2026	590,630
7,850,000	Puerto Rico Commonwealth GO12,13	5.500		07/01/2029	6,034,687
76,300,000	Puerto Rico Commonwealth GO4	5.500		07/01/2032	45,017,000
3,205,000	Puerto Rico Commonwealth GO4	5.625		07/01/2033	1,890,950
5,000,000	Puerto Rico Commonwealth GO4	5.750		07/01/2028	2,950,000
30,000,000	Puerto Rico Commonwealth GO4	5.750		07/01/2036	17,700,000
770,000	Puerto Rico Commonwealth GO4	5.875		07/01/2036	454,300
1,000,000	Puerto Rico Commonwealth GO4	6.000		07/01/2028	590,000
1,270,000	Puerto Rico Commonwealth GO1,11	6.000		07/01/2028	1,312,050
2,700,000	Puerto Rico Commonwealth GO4	6.000		07/01/2035	1,593,000
390,000	Puerto Rico Commonwealth GO4	6.000		07/01/2039	230,100
3,670,000	Puerto Rico Commonwealth GO4	6.000		07/01/2040	2,165,300
5,050,000	Puerto Rico Commonwealth GO4	6.500		07/01/2037	3,017,375
5,675,000	Puerto Rico Commonwealth GO4	6.500		07/01/2040	3,390,812
1,866,384	Puerto Rico Electric Power Authority	10.000		07/01/2019	1,388,809
1,866,385	Puerto Rico Electric Power Authority	10.000		07/01/2019	1,388,810
1,967,211	Puerto Rico Electric Power Authority	10.000		01/01/2021	1,463,836
1,967,211	Puerto Rico Electric Power Authority	10.000		07/01/2021	1,463,836
655,737	Puerto Rico Electric Power Authority	10.000		01/01/2022	487,945
655,738	Puerto Rico Electric Power Authority	10.000		07/01/2022	487,946
2,000,000	Puerto Rico Electric Power Authority, Series A14	5.000		07/01/2029	1,265,000
1,095,000	Puerto Rico Electric Power Authority, Series A14	5.000		07/01/2042	692,588
18,990,000	Puerto Rico Electric Power Authority, Series A14	6.750		07/01/2036	12,011,175
3,620,000	Puerto Rico Electric Power Authority, Series A14	7.000		07/01/2033	2,289,650
23,480,000	Puerto Rico Electric Power Authority, Series A14	7.000		07/01/2043	14,851,100
9,000,000	Puerto Rico Electric Power Authority, Series AAA[14]	5.250		07/01/2022	5,692,500
1,430,000	Puerto Rico Electric Power Authority, Series AAA[14]	5.250		07/01/2027	904,475
10,105,000	Puerto Rico Electric Power Authority, Series AAA[14]	5.250		07/01/2029	6,391,413

17 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$9,625,000	Puerto Rico Electric Power Authority, Series AAA[14]	5.250%		07/01/2031	$6,087,813
20,170,000	Puerto Rico Electric Power Authority, Series CCC[14]	5.250		07/01/2027	12,757,525
13,295,000	Puerto Rico Electric Power Authority, Series CCC[14]	5.250		07/01/2028	8,409,088
510,000	Puerto Rico Electric Power Authority, Series RR11	5.000		07/01/2024	515,896
6,320,000	Puerto Rico Electric Power Authority, Series TT14	5.000		07/01/2032	3,997,400
6,885,000	Puerto Rico Electric Power Authority, Series TT14	5.000		07/01/2037	4,354,763
3,700,000	Puerto Rico Electric Power Authority, Series WW14	5.000		07/01/2028	2,340,250
33,350,000	Puerto Rico Electric Power Authority, Series WW14	5.500		07/01/2038	21,093,875
7,000,000	Puerto Rico Electric Power Authority, Series XX14	5.250		07/01/2040	4,427,500
10,000,000	Puerto Rico Electric Power Authority, Series ZZ14	5.250		07/01/2024	6,325,000
7,590,000	Puerto Rico Electric Power Authority, Series ZZ14	5.250		07/01/2025	4,800,675
9,515,000	Puerto Rico Highway & Transportation Authority[4]	5.000		07/01/2028	1,560,460
4,945,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,063,526
270,000	Puerto Rico Highway & Transportation Authority[4]	5.750		07/01/2020	44,280
8,980,000	Puerto Rico Highway & Transportation Authority, Series G4	5.000		07/01/2033	2,435,825
1,840,000	Puerto Rico Highway & Transportation Authority, Series G4	5.000		07/01/2042	499,100
1,120,000	Puerto Rico Highway & Transportation Authority, Series H4	5.450		07/01/2035	303,800
6,500,000	Puerto Rico Highway & Transportation Authority, Series K4	5.000		07/01/2027	1,763,125
1,145,000	Puerto Rico Highway & Transportation Authority, Series K4	5.000		07/01/2030	310,581
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1,11	5.250		07/01/2023	2,755,870
915,000	Puerto Rico Highway & Transportation Authority, Series L12,13	5.250		07/01/2030	552,431
10,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000		07/01/2046	10,108
78,610,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000		07/01/2046	21,322,962
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1,11	5.250		07/01/2032	3,350,808
57,615,000	Puerto Rico Highway & Transportation Authority, Series N12,13	5.250		07/01/2039	34,785,056
25,255,000	Puerto Rico Infrastructure	5.000		07/01/2031	4,482,763
675,000	Puerto Rico Infrastructure	5.000		07/01/2037	119,812
17,490,000	Puerto Rico Infrastructure	5.000		07/01/2037	3,104,475
142,985,000	Puerto Rico Infrastructure	5.000		07/01/2041	25,379,837
41,740,000	Puerto Rico Infrastructure	5.000		07/01/2046	7,408,850
16,955,000	Puerto Rico Infrastructure[11]	5.646	[2]	07/01/2029	8,168,749
65,725,000	Puerto Rico Infrastructure[4,13]	5.728	[2]	07/01/2045	5,600,427
25,000,000	Puerto Rico Infrastructure[4,13]	5.797	[2]	07/01/2032	4,197,500
5,000,000	Puerto Rico Infrastructure	6.000		12/15/2026	1,756,250
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	820,243
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	1,308,083
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	5,566,562
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	814,704

18 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$835,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375%		12/01/2021	$835,342
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	1,091,988
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	6,147,274
3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	3,143,782
650,000	Puerto Rico ITEMECF (International American University)[1]	5.000		10/01/2031	635,258
4,455,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,314,311
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	2,447,900
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2042	135,628
5,490,000	Puerto Rico ITEMECF (University Plaza)[1,11]	5.000		07/01/2033	5,536,885
4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	2,094,054
90,355,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	46,419,881
7,500,000	Puerto Rico Public Buildings Authority	5.000		07/01/2037	3,853,125
18,585,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	9,548,044
121,570,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	62,456,588
9,450,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	4,854,938
850,000	Puerto Rico Public Buildings Authority	5.500		07/01/2037	436,688
2,110,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	1,084,013
31,050,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	15,951,938
1,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2021	787,500
7,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	3,881,250
8,000,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	4,180,000
7,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	3,937,500
11,810,000	Puerto Rico Public Finance Corp., Series B12	5.500		08/01/2031	602,310
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	1,283,300
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	610,900
288,445,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2057	187,088,311
75,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	30,750
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A11	6.499	[2]	08/01/2042	6,893,700
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	3,384,563
129,035,000	Puerto Rico Sales Tax Financing Corp., Series A11	6.567	[2]	08/01/2043	28,121,888
16,265,000	Puerto Rico Sales Tax Financing Corp., Series A11	6.658	[2]	08/01/2041	3,982,485
9,370,000	Puerto Rico Sales Tax Financing Corp., Series A11	6.718	[2]	08/01/2045	1,796,135
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.886	[2]	08/01/2034	1,545,123
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	4,100,000
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	4,093,850
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	1,640,000
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	61,727,332
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	594,500
250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	102,500
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750	[6]	08/01/2032	16,380,050
4,525,000	University of Puerto Rico	5.000		06/01/2026	2,201,956
7,280,000	University of Puerto Rico, Series P	5.000		06/01/2030	3,524,758
24,375,000	University of Puerto Rico, Series Q	5.000		06/01/2030	11,801,644
67,190,000	University of Puerto Rico, Series Q	5.000		06/01/2036	32,450,082
1,500,000	V.I. Public Finance Authority[1]	5.000		09/01/2033	1,604,040

19 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,180,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%		10/01/2032	$2,284,487
2,280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2032	1,738,591
10,680,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000		10/01/2029	11,355,403
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.000		10/01/2039	437,019
2,555,000	V.I. Public Finance Authority, Series A1	5.000		10/01/2032	2,677,461
5,000,000	V.I. Public Finance Authority, Series C1	5.000		10/01/2039	3,692,350
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.296	[2]	05/15/2035	2,108,001

					1,396,416,917

Total Municipal Bonds and Notes (Cost $7,239,349,887)					6,158,358,820

Shares
Common Stock—0.1%
1,401	CMS Liquidating Trust[15,16] (Cost $4,483,200)				3,817,725
Total Investments, at Value (Cost $7,243,833,087)—107.9%					6,162,176,545
Net Other Assets (Liabilities)—(7.9)					(451,315,978)

Net Assets—100.0%					$5,710,860,567

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See Note 3 of the accompanying Notes.

9. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

10. Represents the current interest rate for a variable or increasing rate security.

11. Scheduled principal and interest payments are guaranteed by Ambac Assurance Corporation, Assured Guaranty Corporation or National Public Finance Guaranty.

12. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

13. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

14. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

15. Non-income producing security.

16. Received as a result of a corporate action.

20 OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
AFSFBM	Advocates for Services for the Blind Multihandicapped
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Autistic Children
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHA	Huntington Hospital Association
HHS	Harmony Heights School
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University

21 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SAR	St. Anne’s Residence
SCOSMC	St. Catherine of Siena Medical Center
SFUMP	Services for the Underserved - MR Programs
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCAS	United Cerebral Palsy and handicapped Children’s Association of Syracuse
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

22 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and

23 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker

24 OPPENHEIMER ROCHESTER FUND MUNICIPALS

2. Securities Valuation (Continued)

source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,761,941,881	$22	$4,761,941,903
U.S. Possessions	—	1,389,735,735	6,681,182	1,396,416,917
Common Stock	—	—	3,817,725	3,817,725

Total Assets	$—	$6,151,677,616	$10,498,929	$6,162,176,545

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security

25 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has

26 OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to

27 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $177,925,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $755,139,312 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $436,495,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040 Trust[3]	12.680%	10/1/34	$3,749,300

28 OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,000,000	NYC GO Tender Option Bond Series 2015-XF2103 Trust	13.546%	3/1/21	$6,631,100
1,225,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-2 Trust	7.220	11/1/27	1,229,128
1,500,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-3 Trust	7.300	11/1/32	1,509,870
710,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-2 Trust	14.740	11/1/39	822,180
2,730,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-3 Trust	15.250	11/1/46	3,263,933
775,000	NYC HDC, Series C-1 Tender Option Bond Series 2015-XF0009 Trust	14.520	11/1/34	945,841
4,015,000	NYC HDC, Series J-2-C Tender Option Bond Series 2014-XF0008-7 Trust	7.440	11/1/40	4,021,344
10,560,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) Tender Option Bond Series 2015-XF2133 Trust[3]	11.913	5/1/49	10,584,288
7,935,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF0238 Trust	14.523	6/15/19	12,222,201
5,395,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2141 Trust[3]	13.974	6/15/43	8,169,757
3,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2156 Trust[3]	17.108	7/15/37	5,626,500
6,250,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2157 Trust[3]	16.097	7/15/37	9,499,500
7,500,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2038 Trust[3]	7.105	5/1/34	9,462,900
10,170,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2039 Trust[3]	7.103	2/1/30	13,065,094
19,770,000	NYS DA (Sales Tax) Tender Option Bond Series 2016-XF0529-1 Trust	7.141	3/15/33	26,450,678
19,995,000	NYS DA (Sales Tax) Tender Option Bond Series 2016-XF0529-2 Trust	7.141	3/15/35	26,394,600
5,265,000	NYS DA (Vassar College) Tender Option Bond Series 2015-XF0007 Trust	7.620	7/1/46	5,387,885
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042 Trust[3]	12.676	3/15/34	5,846,182
3,410,000	NYS HFA Tender Option Bond Series 2015-XF2134 Trust[3]	13.647	11/1/45	3,476,836
7,500,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2153 Trust[3]	8.981	1/15/44	8,760,600
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender Option Bond Series 2015-XF2107 Trust	14.847	1/15/46	21,752,608
3,750,000	Port Authority NY/NJ Tender Option Bond Series 2015-XF2138 Trust[3]	20.054	9/15/28	4,464,600
4,895,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123 Trust[3]	14.670	10/15/27	4,952,418
3,580,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-2 Trust[3]	13.746	10/15/28	3,618,592

29 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 5,500,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-3 Trust[3]	14.678%	10/15/32	$5,549,995
3,335,000	Port Authority NY/NJ, 151st Series Tender Option Bond Series 2015-XF0010 Trust	11.830	3/15/35	3,722,194
6,860,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0001 Trust	7.500	5/1/38	7,396,932
20,000,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0002 Trust	7.520	11/1/35	21,566,000
7,500,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0031 Trust	11.873	11/1/30	8,624,325
28,970,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF2106 Trust	7.953	11/1/35	31,394,789
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option Bond Series 2015-XF0237 Trust	12.791	1/15/19	7,142,494
10,755,000	Port Authority NY/NJ, 166th Series Tender Option Bond Series 2016-XF2211 Trust	7.106	1/15/41	13,004,086
7,500,000	Port Authority NY/NJ, 3249th Series Tender Option Bond Series 2015 XF-2025 Trust[3]	7.538	7/15/36	9,262,050
7,650,000	Port Authority NY/NJ, 3264th Series Tender Option Bond Series 2015 XF-2028 Trust[3]	7.105	10/15/31	9,073,512

				$318,644,312

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $436,495,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed

30 OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$28,460,718
Sold securities	6,695,920

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

31 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Cost	$317,431,752
Market Value	$151,917,312
Market Value as % of Net Assets	2.66%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $118,691,790, representing 2.08% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

32 OPPENHEIMER ROCHESTER FUND MUNICIPALS

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,797,638,470	[1]

Gross unrealized appreciation	$191,424,510
Gross unrealized depreciation	(1,277,310,299)

Net unrealized depreciation	$(1,085,885,789)

1. The Federal tax cost of securities does not include cost of $450,423,864, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

6. Subsequent Event

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows Puerto Rico and its instrumentalities, with approval of the Oversight Board, to file cases to restructure debt and other obligations in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Subsequent to fiscal year end and through issuance date, the change in market value of the Fund’s investments in Puerto Rico securities had a positive impact on the Fund’s net assets by less than 0.50%.

33 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/15/2017